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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (913) 295-3000
Security Management Company

May 5, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


Re:  SECURITY VARILIFE SEPARATE ACCOUNT (SECURITY ELITE BENEFIT)
     File No.:  33-77322


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Security Elite Benefit Prospectus does not differ from that contained in Post-Effective Amendment No. 3 to the Registration Statement filed under the Securities Act of 1933.

This Post-Effective Amendment was filed electronically on April 30, 1997.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(913) 295-3321.

Very truly yours,

CHRIS SWICKARD

Chris Swickard
Assistant Vice President and Assistant Counsel
Security Benefit Life Insurance Company